Condensed Interim Consolidated Balance Sheets (Parentheticals) - shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	8,000,000	8,000,000
Ordinary shares, shares issued	5,223,750	4,391,163
Ordinary shares, shares outstanding	5,223,750	4,391,163